AMERICAN INDEPENDENCE FUNDS TRUST

(THE “TRUST”)

SUPPLEMENT DATED AUGUST 3, 2015

TO THE

SUMMARY PROSPECTUS

DATED JULY 13, 2015

AMERICAN INDEPENDENCE LARGE CAP GROWTH FUND

(TICKER SYMBOLS: LGNIX, LGNAX, LGNCX)

(the “Fund”)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS LISTED ABOVE.

This Supplement supersedes and replaces in its entirety the prior Supplement dated July 24, 2015, to the Summary Prospectus dated July 13, 2015.

In a Supplement dated July 24, 2015, to the Prospectus and SAI, American Independence Financial Services, LLC (“American Independence”), investment adviser to the Fund, announced that it had entered into a definitive agreement with FolioMetrix LLC (“FolioMetrix”), an SEC registered investment adviser headquartered in Nebraska, whereby FolioMetrix would merge with American Independence to create a new company (the “Merger”); which will be known as RiskX Investments, LLC.  The Merger was consummated on July 31, 2015.

Therefore, effective July 31, 2015, the Investment Advisory Agreement between American Independence and the Trust, by its terms, and in accordance with certain provisions of the Investment Company Act of 1940, as amended, was terminated upon the Merger. In addition, the Investment Sub-Advisory Agreement, between American Independence and Navellier & Associates, Inc. on behalf of the Fund was terminated.

At a special board meeting held on April 29, 2015, the Fund’s Trustees approved the terms of an interim investment advisory agreement and interim sub-advisory agreement (“Interim Agreements”) and a proposed investment advisory agreement and proposed investment sub-advisory agreement (the “Proposed Agreements”). Also at that same meeting, the Trustees called a special meeting of shareholders to obtain their approval of the Proposed Agreements. The meeting is expected to be held in September, 2015. The new Proposed Agreements have terms, including investment advisory and sub-advisory fees payable thereunder, that are substantially identical to those in the current agreements.  Shareholders should expect to receive a proxy statement during the month of August, 2015, that will provide a comparison of the current advisory agreement and the current sub-advisory agreement to each of the respective Proposed Agreements and will discuss the basis for the Board’s approval of the Proposed Agreements. In addition, shareholders will be asked to consider and vote upon the election of Trustees to serve on the Trust’s Board.

Under the Interim Agreements, American Independence and Navellier will continue to provide the Fund with the same level of service; however, the investment advisory and sub-advisory fees will be held in escrow until such time as shareholders of the Fund approve the Proposed Investment Advisory Agreement and the Proposed Investment Sub-Advisory Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Click here to view the fund's statutory prospectus
or statement of additional information

Summary Prospectus

July 13, 2015, as supplemented through August 3, 2015

American Independence
Large Cap Growth Fund

Institutional	|	LGNIX	|	026762161
Class A	|	LGNAX |		026762153
Class C	|	LGNCX	|	026762179

The Fund’s statutory Prospectus and Statement of Additional Information dated July 13, 2015, as supplemented through August 3, 2015, are incorporated into and made part of this Summary Prospectus by reference. Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.aifunds.com. You can also get this information at no cost by calling 866-410-2006 or by sending an e-mail request to info@americanindependence.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

FUND SUMMARY – American Independence Large Cap Growth Fund

Investment Objectives.

The primary objective of the American Independence Large Cap Growth Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Investing With The Fund” section starting on page 14 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.38%	1.00%
Other Expenses(2)	1.04%	1.04%	1.04%
Total Annual Fund Operating Expenses	2.04%	2.42%	3.04%
Fee Waivers and Expense Reimbursements(3)	-0.95%	-0.95%	-0.95%
.Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	1.09%	1.47%	2.09%

(1)    Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

(2)    Other Expenses are based on estimated amounts for the current fiscal year.

(3)    American Independence Financial Services, LLC (“American Independence” or the “Adviser”) has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2017 in order to keep the Total Annual Fund Operating Expenses to 1.09%, 1.47% and 2.09% of the Fund’s average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year
Institutional Class Shares	$111	$548
Class A Shares	$716	$1,201
Class C Shares	$315	$850

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Year
Institutional Class Shares	$111	$548
Class A Shares	$716	$1,201
Class C Shares	$212	$850

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. The Fund has not yet commenced operations, and therefore, has no portfolio turnover rate to report.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  The Fund seeks long-term capital appreciation by investing at least 80% of its assets in common stocks of large-cap U.S. companies, at the time of purchase. A large cap company is defined as a company that has a market capitalization found within the Russell 1000® Index (between $2,427 million and $751 billion at the time of its most recent reconstitution on May 29, 2015) at the time of purchase. The size of the companies in the Russell 1000® Index will change with market conditions. While the Fund’s investments will consist primarily of domestic securities, the Fund may also invest its net assets in sponsored or unsponsored depositary receipts and securities of foreign companies that are traded on U.S. stock exchanges.

Under normal market conditions, the Fund:

➢  Will invest at least 80% of the Fund's net assets, plus any borrowings for investment purposes, in U.S. large-cap companies.

➢  May invest up to 20% of the Fund’s net assets, plus any borrowings in equity securities of foreign issuers, through Depositary Receipts and similar investments that are traded on a U.S. stock exchange. Depositary receipts are issued by a bank that purchases shares of a non-U.S. company and issues shares based on the foreign holdings. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. Types of depositary receipts include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs trade on a U.S. exchange and thus are subject to registration and disclosure requirements under the Securities Acts of 1933 and Securities Exchange Act of 1934, each as amended, and GDRs trade on the London Stock Exchange.

➢  May invest up to 20% of the Fund's net assets, plus any borrowings for investment purposes, in mid-cap companies.

➢  May invest up to 10% of its total assets in the securities of one company.

The sub-advisor, Navellier & Associates, Inc. (“Navellier” or “Sub-Advisor”), seeks to identify and select inefficiently priced securities with strong appreciations potential. Navellier uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers.

The Fund is non-diversified meaning that it may invest a significant percentage of its assets in the securities of one issuer and focus on a particular market sector. The Fund may invest up to 10% of its total assets in the securities of one company. The Fund may also engage in frequent and active trading as part of its principal investment strategy.

Main types of securities the Fund may hold:

➢  Common stocks of U.S. companies

➢  ADRs and GDRs

➢  Short term money market securities, including cash, money market mutual funds and Treasury Bills

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is not intended to be a complete investment program. You could lose money by investing in the Fund. A summary of the principal risks of investing in the Fund can be found below:

Equity Securities Risk.  In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid-Cap Securities Risk. The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Depositary Receipts Risk. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. Therefore, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. Please see “Foreign Currency Risk” below under “Foreign Securities Risks”.

Investment Company and ETF Risk. Investing in securities issued by investment companies and exchange-traded funds (“ETFs”) involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by any fund it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. Investing in hedge funds and other privately offered funds involves the additional risks of limited liquidity and potentially significant volatility.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Sector Concentration Risk. The risk that because the Fund’s investments are often focused in a small number of business sectors, the Fund may be exposed to greater liquidity risk and increased risk of loss should adverse economic developments occur in one of those sectors.

Foreign Securities Risks. Investing in foreign securities (including ADRs and GDRs) subjects the Fund to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. In addition, investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the U.S. Government. Certain foreign countries participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.   Currency rates in foreign countries may fluctuate significantly over short periods of time.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Management Risk. The Fund is subject to management risk, because it is an actively managed investment portfolio, and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Past Performance. The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.

Management.

Investment Advisers.

The Adviser for the Fund is RiskX Investments, LLC (the “Adviser” or “RiskX Investments”) (formerly, American Independence Financial Services, LLC).

The Sub-Adviser for the Fund is Navellier & Associates, Inc. (“Navellier” or the “Sub-Adviser”).

Portfolio Management.

Manager Name	Primary Title	Firm	Managed the Fund Since
Shawn C. Price	Senior Portfolio Manager	Navellier	2015
Louis G. Navellier	Chief Executive Officer	Navellier	2015

Purchase and Sale Information.

Purchase minimums

	Institutional Class Shares	Class A Shares	Class C Shares
Initial Purchase	$3,000,000	$5,000	$5,000
Subsequent Purchases	$5,000	$250	$250

How to purchase and redeem shares on any business day:

•       Through Matrix Capital Group, Inc. (the “Distributor”)

•       Through banks, brokers and other investment representatives

•       Through retirement plan administrators and record keepers

•       Purchases: by completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.americanindependence.com or by calling 1-888-266-8787).

•       Redemptions: by calling 1-888-266-8787 or by writing to the Fund at the address below:

American Independence Funds
P.O. Box 8045
Boston, MA 02266-8045

Tax Information.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.